RISK MANAGEMENT - Loans individually evaluated for impairment (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	1,838,200	1,377,089
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	226,767	170,588
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	1,611,433	1,206,501
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	1,838,200	1,372,656
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	226,767	170,588
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	1,611,433	1,202,068
Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees		4,433
Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees		4,433
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,687,927	6,980,244
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	234,321	193,605
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,453,606	6,786,639
Gross carrying amount [member] | Loan portfolio [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	231,573,437	206,447,165
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,686,102	6,965,404
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	234,321	193,605
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,451,781	6,771,799
Gross carrying amount [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,825	14,840
Gross carrying amount [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,825	14,840
Accumulated impairment [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,855,131)	(11,419,302)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,883,526)	(6,214,998)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,064,182)	(2,816,682)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,064,182)	(2,816,682)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,063,079)	(2,810,985)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,063,079)	(2,810,985)
Accumulated impairment [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,103)	(5,697)
Accumulated impairment [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (1,103)	$ (5,697)